Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Provisions	€ 201.6	€ 194.6	€ 184.1
Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Provisions	€ 201.6	€ 194.6	€ 184.1